UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON

BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.1%
BorgWarner Inc.	5,300	$337,822	*
Johnson Controls Inc.	8,500	265,710

Total Auto Components		603,532

Diversified Consumer Services - 0.2%
Apollo Group Inc., Class A Shares	6,300	339,381	*
H&R Block Inc.	23,800	388,654

Total Diversified Consumer Services		728,035

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants Inc.	13,900	633,562
Hyatt Hotels Corp., Class A Shares	12,900	485,556	*
Wyndham Worldwide Corp.	49,500	1,872,585

Total Hotels, Restaurants & Leisure		2,991,703

Household Durables - 0.4%
D.R. Horton Inc.	26,100	329,121
Jarden Corp.	4,400	131,472
Lennar Corp., Class A Shares	12,900	253,485
Mohawk Industries Inc.	9,300	556,605	*
Newell Rubbermaid Inc.	14,000	226,100
Orchard Supply Hardware Stores Corp., Class A Shares	226	899	*(a)
Toll Brothers Inc.	15,700	320,594	*

Total Household Durables		1,818,276

Leisure Equipment & Products - 0.2%
Hasbro Inc.	5,200	165,828
Mattel Inc.	28,700	796,712

Total Leisure Equipment & Products		962,540

Media - 5.3%
CBS Corp., Class B Shares	164,600	4,467,244
DIRECTV, Class A Shares	35,600	1,522,256	*
DISH Network Corp., Class A Shares	32,100	914,208
Interpublic Group of Cos. Inc.	22,200	216,006
News Corp., Class A Shares	214,500	3,826,680
Omnicom Group Inc.	21,600	962,928
Time Warner Cable Inc.	12,200	775,554
Time Warner Inc.	145,300	5,251,142
Viacom Inc., Class B Shares	92,300	4,191,343
Walt Disney Co.	71,200	2,670,000
Washington Post Co., Class B Shares	500	188,405

Total Media		24,985,766

Multiline Retail - 1.3%
Big Lots Inc.	5,900	222,784	*
J.C. Penney Co. Inc.	17,300	608,095
Kohl’s Corp.	23,400	1,154,790
Macy’s Inc.	80,700	2,596,926
Target Corp.	32,400	1,659,528

Total Multiline Retail		6,242,123

Specialty Retail - 0.4%
Advance Auto Parts Inc.	2,600	181,038
Best Buy Co. Inc.	13,900	324,843
Foot Locker Inc.	11,400	271,776
GameStop Corp., Class A Shares	11,700	282,321	*
Gap Inc.	26,900	498,995
Signet Jewelers Ltd.	6,800	298,928

Total Specialty Retail		1,857,901

TOTAL CONSUMER DISCRETIONARY		40,189,876

CONSUMER STAPLES - 6.5%
Beverages - 0.7%
Coca-Cola Enterprises Inc.	15,000	386,700
Constellation Brands Inc., Class A Shares	21,600	446,472	*
Dr. Pepper Snapple Group Inc.	17,000	671,160

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Beverages - 0.7% (continued)
Molson Coors Brewing Co., Class B Shares	7,700	$335,258
PepsiCo Inc.	18,400	1,220,840

Total Beverages		3,060,430

Food & Staples Retailing - 5.0%
CVS Caremark Corp.	106,900	4,359,382
Kroger Co.	49,500	1,198,890
Safeway Inc.	16,400	345,056
Sysco Corp.	45,000	1,319,850
Wal-Mart Stores Inc.	249,700	14,922,072
Walgreen Co.	42,300	1,398,438

Total Food & Staples Retailing		23,543,688

Food Products - 0.8%
Campbell Soup Co.	15,400	511,896
ConAgra Foods Inc.	31,400	828,960
Corn Products International Inc.	8,700	457,533
J.M. Smucker Co.	11,400	891,138
Smithfield Foods Inc.	13,100	318,068	*
Tyson Foods Inc., Class A Shares	29,500	608,880

Total Food Products		3,616,475

Household Products - 0.0%
Energizer Holdings Inc.	2,600	201,448	*

TOTAL CONSUMER STAPLES		30,422,041

ENERGY - 13.8%
Energy Equipment & Services - 0.3%
Helmerich & Payne Inc.	4,300	250,948
National-Oilwell Varco Inc.	16,400	1,115,036
Tidewater Inc.	4,000	197,200

Total Energy Equipment & Services		1,563,184

Oil, Gas & Consumable Fuels - 13.5%
Chesapeake Energy Corp.	49,900	1,112,271
Chevron Corp.	197,300	20,992,720
ConocoPhillips	155,200	11,309,424
Devon Energy Corp.	32,600	2,021,200
Exxon Mobil Corp.	231,000	19,579,560
Marathon Oil Corp.	54,800	1,603,996
Occidental Petroleum Corp.	57,600	5,397,120
Plains Exploration & Production Co.	10,300	378,216	*
Tesoro Corp.	6,700	156,512	*
Valero Energy Corp.	43,500	915,675

Total Oil, Gas & Consumable Fuels		63,466,694

TOTAL ENERGY		65,029,878

EXCHANGE-TRADED FUNDS - 1.4%
iShares Trust-iShares Russell 1000 Value Index Fund	106,210	6,742,211

FINANCIALS - 16.8%
Capital Markets - 1.4%
Ameriprise Financial Inc.	20,000	992,800
BlackRock Inc.	6,700	1,194,208
Franklin Resources Inc.	17,300	1,661,838
Invesco Ltd.	21,700	435,953
Raymond James Financial Inc.	18,200	563,472
State Street Corp.	41,500	1,672,865

Total Capital Markets		6,521,136

Commercial Banks - 4.3%
BB&T Corp.	57,500	1,447,275
BOK Financial Corp.	5,700	313,101
CIT Group Inc.	16,700	582,329	*
Commerce Bancshares Inc.	7,900	301,148
Cullen/Frost Bankers Inc.	3,000	158,730
PNC Financial Services Group Inc.	43,800	2,525,946
U.S. Bancorp	162,100	4,384,805

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 4.3% (continued)
Wells Fargo & Co.	372,500	$10,266,100

Total Commercial Banks		19,979,434

Consumer Finance - 1.6%
American Express Co.	101,100	4,768,887
Capital One Financial Corp.	38,200	1,615,478
Discover Financial Services	42,300	1,015,200

Total Consumer Finance		7,399,565

Diversified Financial Services - 3.2%
JPMorgan Chase & Co.	410,900	13,662,425
Leucadia National Corp.	20,400	463,896
Nasdaq OMX Group Inc.	15,500	379,905	*
Principal Financial Group Inc.	26,500	651,900

Total Diversified Financial Services		15,158,126

Insurance - 6.3%
ACE Ltd.	27,900	1,956,348
AFLAC Inc.	22,500	973,350
Alleghany Corp.	804	229,373	*
Allstate Corp.	24,400	668,804
American Financial Group Inc.	22,200	818,958
Arch Capital Group Ltd.	36,200	1,347,726	*
Assurant Inc.	4,400	180,664
Chubb Corp.	63,700	4,409,314
Cincinnati Financial Corp.	7,800	237,588
Everest Re Group Ltd.	5,000	420,450
Fidelity National Financial Inc., Class A Shares	10,600	168,858
HCC Insurance Holdings Inc.	13,900	382,250
Loews Corp.	91,200	3,433,680
Markel Corp.	1,700	704,939	*
PartnerRe Ltd.	3,300	211,893
Progressive Corp.	136,000	2,653,360
Reinsurance Group of America Inc.	8,500	444,125
RenaissanceRe Holdings Ltd.	11,500	855,255
Torchmark Corp.	24,000	1,041,360
Travelers Cos. Inc.	76,700	4,538,339
Unum Group	99,600	2,098,572
Validus Holdings Ltd.	8,700	274,050
W.R. Berkley Corp.	17,600	605,264
XL Group PLC	38,200	755,214

Total Insurance		29,409,734

Thrifts & Mortgage Finance - 0.0%
People’s United Financial Inc.	17,400	223,590

TOTAL FINANCIALS		78,691,585

HEALTH CARE - 16.4%
Biotechnology - 1.5%
Amgen Inc.	74,700	4,796,487
Gilead Sciences Inc.	60,200	2,463,986	*

Total Biotechnology		7,260,473

Health Care Equipment & Supplies - 2.7%
Baxter International Inc.	43,800	2,167,224
Becton, Dickinson & Co.	18,600	1,389,792
Boston Scientific Corp.	119,100	635,994	*
C.R. Bard Inc.	3,300	282,150
CareFusion Corp.	8,600	218,526	*
Covidien PLC	38,500	1,732,885
Medtronic Inc.	76,300	2,918,475
St. Jude Medical Inc.	25,600	878,080
Stryker Corp.	18,400	914,664
Zimmer Holdings Inc.	32,800	1,752,176	*

Total Health Care Equipment & Supplies		12,889,966

Health Care Providers & Services - 4.3%
Aetna Inc.	43,300	1,826,827
AMERIGROUP Corp.	3,900	230,412	*

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.3% (continued)
AmerisourceBergen Corp.	9,900	$368,181
Coventry Health Care Inc.	14,800	449,476	*
Health Net Inc.	9,900	301,158	*
Humana Inc.	17,600	1,541,936
Laboratory Corporation of America Holdings	11,500	988,655	*
McKesson Corp.	42,200	3,287,802
Quest Diagnostics Inc.	12,700	737,362
UnitedHealth Group Inc.	120,300	6,096,804
Universal Health Services Inc., Class B Shares	4,300	167,098
WellPoint Inc.	61,000	4,041,250

Total Health Care Providers & Services		20,036,961

Pharmaceuticals - 7.9%
Abbott Laboratories	89,000	5,004,470
Eli Lilly & Co.	81,100	3,370,516
Endo Pharmaceuticals Holdings Inc.	11,900	410,907	*
Forest Laboratories Inc.	46,000	1,391,960	*
Johnson & Johnson	120,600	7,908,948
Merck & Co. Inc.	146,900	5,538,130
Pfizer Inc.	621,300	13,444,932

Total Pharmaceuticals		37,069,863

TOTAL HEALTH CARE		77,257,263

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	38,600	2,563,426
Honeywell International Inc.	29,700	1,614,195
L-3 Communications Holdings Inc.	8,200	546,776
Lockheed Martin Corp.	26,700	2,160,030
Northrop Grumman Corp.	30,400	1,777,792
Raytheon Co.	27,400	1,325,612
Rockwell Collins Inc.	7,200	398,664

Total Aerospace & Defense		10,386,495

Building Products - 0.1%
Owens Corning Inc.	10,000	287,200	*

Commercial Services & Supplies - 0.1%
Pitney Bowes Inc.	15,300	283,662
R.R. Donnelley & Sons Co.	16,400	236,652

Total Commercial Services & Supplies		520,314

Construction & Engineering - 0.2%
KBR Inc.	11,700	326,079
Quanta Services Inc.	15,500	333,870	*
URS Corp.	6,200	217,744	*

Total Construction & Engineering		877,693

Electrical Equipment - 0.1%
Hubbell Inc., Class B Shares	4,700	314,242

Industrial Conglomerates - 7.1%
3M Co.	55,800	4,560,534
General Electric Co.	1,112,700	19,928,457
Tyco International Ltd.	36,100	1,686,231
United Technologies Corp.	98,200	7,177,438

Total Industrial Conglomerates		33,352,660

Machinery - 1.7%
Cummins Inc.	15,100	1,329,102
Deere & Co.	32,200	2,490,670
Dover Corp.	8,900	516,645
Eaton Corp.	16,100	700,833
Flowserve Corp.	5,700	566,124
Illinois Tool Works Inc.	23,300	1,088,343
Kennametal Inc.	6,200	226,424
Parker Hannifin Corp.	12,500	953,125
Snap-on Inc.	2,800	141,736
Timken Co.	7,300	282,583

Total Machinery		8,295,585

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Professional Services - 0.1%
Dun & Bradstreet Corp.	4,000	$299,320

Road & Rail - 0.6%
CSX Corp.	50,600	1,065,636
Norfolk Southern Corp.	26,300	1,916,218

Total Road & Rail		2,981,854

TOTAL INDUSTRIALS		57,315,363

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.0%
Cisco Systems Inc.	259,100	4,684,528
Harris Corp.	5,600	201,824

Total Communications Equipment		4,886,352

Computers & Peripherals - 0.5%
Dell Inc.	143,100	2,093,553	*
Seagate Technology PLC	20,700	339,480

Total Computers & Peripherals		2,433,033

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies Inc.	13,300	464,569	*
Arrow Electronics Inc.	17,000	635,970	*
Avnet Inc.	22,000	683,980	*
Ingram Micro Inc., Class A Shares	20,000	363,800	*
Molex Inc.	12,700	303,022

Total Electronic Equipment, Instruments & Components		2,451,341

Internet Software & Services - 0.3%
IAC/InterActiveCorp	20,300	864,780
Yahoo! Inc.	41,900	675,847	*

Total Internet Software & Services		1,540,627

IT Services - 4.1%
Fidelity National Information Services Inc.	23,500	624,865
International Business Machines Corp.	95,100	17,486,988
Western Union Co.	48,200	880,132

Total IT Services		18,991,985

Office Electronics - 0.1%
Xerox Corp.	66,800	531,728

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices Inc.	23,200	830,096
Applied Materials Inc.	102,500	1,097,775
Intel Corp.	419,400	10,170,450
KLA-Tencor Corp.	13,100	632,075
Lam Research Corp.	9,700	359,094	*
Marvell Technology Group Ltd.	28,100	389,185	*
Texas Instruments Inc.	93,500	2,721,785
Xilinx Inc.	20,700	663,642

Total Semiconductors & Semiconductor Equipment		16,864,102

Software - 2.6%
CA Inc.	77,800	1,572,727
Microsoft Corp.	405,400	10,524,184

Total Software		12,096,911

TOTAL INFORMATION TECHNOLOGY		59,796,079

MATERIALS - 2.7%
Chemicals - 1.5%
Albemarle Corp.	6,600	339,966
Ashland Inc.	6,000	342,960
Celanese Corp., Series A Shares	7,500	332,025
CF Industries Holdings Inc.	3,200	463,936
E.I. du Pont de Nemours & Co.	60,300	2,760,534
Eastman Chemical Co.	12,000	468,720
LyondellBasell Industries NV, Class A Shares	27,800	903,222
PPG Industries Inc.	12,100	1,010,229
Valspar Corp.	9,300	362,421

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Chemicals - 1.5% (continued)
Westlake Chemical Corp.	2,700	$108,648

Total Chemicals		7,092,661

Containers & Packaging - 0.4%
Ball Corp.	28,700	1,024,877
Crown Holdings Inc.	14,800	496,984	*
Sonoco Products Co.	9,600	316,416

Total Containers & Packaging		1,838,277

Metals & Mining - 0.4%
Newmont Mining Corp.	16,200	972,162
Nucor Corp.	12,200	482,754
Reliance Steel & Aluminum Co.	7,300	355,437

Total Metals & Mining		1,810,353

Paper & Forest Products - 0.4%
Domtar Corp.	3,900	311,844
International Paper Co.	33,900	1,003,440
MeadWestvaco Corp.	24,800	742,760

Total Paper & Forest Products		2,058,044

TOTAL MATERIALS		12,799,335

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T Inc.	575,800	17,412,192

UTILITIES - 4.1%
Electric Utilities - 2.2%
American Electric Power Co. Inc.	34,600	1,429,326
Duke Energy Corp.	118,600	2,609,200
Edison International	43,500	1,800,900
Entergy Corp.	8,500	620,925
Exelon Corp.	21,200	919,444
NextEra Energy Inc.	28,400	1,728,992
NV Energy Inc.	33,700	550,995
Pepco Holdings Inc.	17,000	345,100
Pinnacle West Capital Corp.	5,300	255,354

Total Electric Utilities		10,260,236

Gas Utilities - 0.2%
Atmos Energy Corp.	9,300	310,155
Energen Corp.	9,800	490,000

Total Gas Utilities		800,155

Independent Power Producers & Energy Traders - 0.2%
AES Corp.	59,800	708,032	*
NRG Energy Inc.	18,300	331,596	*

Total Independent Power Producers & Energy Traders		1,039,628

Multi-Utilities - 1.4%
Alliant Energy Corp.	9,800	432,278
Ameren Corp.	17,600	583,088
DTE Energy Co.	21,200	1,154,340
Integrys Energy Group Inc.	7,300	395,514
MDU Resources Group Inc.	15,000	321,900
NiSource Inc.	21,400	509,534
Public Service Enterprise Group Inc.	24,400	805,444
SCANA Corp.	9,500	428,070
Sempra Energy	17,300	951,500
TECO Energy Inc.	20,700	396,198
Wisconsin Energy Corp.	17,900	625,784

Total Multi-Utilities		6,603,650

Water Utilities - 0.1%
American Water Works Co. Inc.	13,500	430,110

TOTAL UTILITIES		19,133,779

TOTAL COMMON STOCKS (Cost - $435,314,564)		464,789,602

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Orchard Supply Hardware Stores Corp .(Cost - $1,144)	0.000%	225	$895	*(a)

TOTAL INVESTMENTS - 98.9% (Cost - $435,315,708#)			464,790,497
Other Assets in Excess of Liabilities - 1.1%			5,072,567

TOTAL NET ASSETS - 100.0%			$469,863,064

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$464,788,703	$899	—	$464,789,602

Preferred stocks†	—	895	—	895

Total investments	$464,788,703	$1,794	—	$464,790,497

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,035,770
Gross unrealized depreciation	(6,560,981)

Net unrealized appreciation	$29,474,789

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	February 27, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 27, 2012